Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,682.5	74,937.9	74,937.9
Amortization of intangible assets	$ 57.4	2,558.6	3,769.5	3,271.0